Financial Instrument Fair Values	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Financial Instrument Fair Values [Text Block]

11. Financial Instrument Fair Values

The fair value of the Company’s financial assets and liabilities approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

  Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and

  Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at December 31, 2017 and 2016 consisted of the derivative financial liability, which is measured using level 3 inputs.

The fair value of the derivative liability is determined by the Black-Scholes option pricing model using the historical volatility as an estimate of future volatility. At December 31, 2017 if the volatility used was increased by 10% the impact would be an increase to the derivative liability of $82,240, with a corresponding decrease to comprehensive loss.